Milliman - Capital Group Hedged U.S. Growth Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 93.2%		Shares	Value
Communication Services - 12.8%
Alphabet, Inc. - Class C (a)		1,289	$201,380
Charter Communications, Inc. - Class A (b)		70	25,797
Meta Platforms, Inc. - Class A		243	140,056
Netflix, Inc. (b)		66	61,547
Take-Two Interactive Software, Inc. (b)		89	18,445
			447,225

Consumer Discretionary - 11.8%
Amazon.com, Inc. (a)(b)		997	189,689
Burlington Stores, Inc. (b)		142	33,843
Caesars Entertainment, Inc. (b)		838	20,950
DoorDash, Inc. - Class A (b)		173	31,619
Floor & Decor Holdings, Inc. - Class A (b)		240	19,313
Flutter Entertainment PLC (b)		141	31,239
Royal Caribbean Cruises Ltd.		103	21,160
Tesla, Inc. (b)		76	19,696
TopBuild Corp. (b)		139	42,388
			409,897

Consumer Staples - 4.1%
Costco Wholesale Corp.		43	40,668
Dollar Tree, Inc. (b)		140	10,510
Monster Beverage Corp. (b)		423	24,754
Philip Morris International, Inc.		412	65,397
			141,329

Energy - 0.2%
EOG Resources, Inc.		45	5,771

Financials - 4.7%
Affirm Holdings, Inc. (b)		251	11,343
Apollo Global Management, Inc.		142	19,445
Blue Owl Capital, Inc. - Class A		1,021	20,461
First Republic Bank (b)		303	1
MSCI, Inc.		46	26,013
PNC Financial Services Group, Inc.		140	24,608
Progressive Corp.		106	29,999
S&P Global, Inc.		48	24,389
Toast, Inc. - Class A (b)		200	6,634
			162,893

Health Care - 16.0%
Abbott Laboratories		495	65,662
Alnylam Pharmaceuticals, Inc. (b)		199	53,734
Danaher Corp.		147	30,135
Dexcom, Inc. (b)		285	19,462
Eli Lilly & Co.		126	104,065
Insulet Corp. (b)		139	36,503
IQVIA Holdings, Inc. (b)		103	18,159
Molina Healthcare, Inc. (b)		80	26,351
Regeneron Pharmaceuticals, Inc.		44	27,906
Sarepta Therapeutics, Inc. (b)		118	7,531
Thermo Fisher Scientific, Inc.		115	57,224
UnitedHealth Group, Inc.		112	58,660
Vertex Pharmaceuticals, Inc. (b)		106	51,391
			556,783

Industrials - 15.3%
Carrier Global Corp.		747	47,360
Copart, Inc. (b)		943	53,364
Dayforce, Inc. (b)		438	25,549
Delta Air Lines, Inc.		187	8,153
General Electric Co.		209	41,831
Howmet Aerospace, Inc.		156	20,238
Ingersoll Rand, Inc.		584	46,737
RTX Corp.		47	6,226
Saia, Inc. (b)		44	15,375
TransDigm Group, Inc.		117	161,845
Uber Technologies, Inc. (b)		589	42,915
United Rentals, Inc.		69	43,242
XPO, Inc. (b)		168	18,073
			530,908

Information Technology - 26.5%(c)
ANSYS, Inc. (b)		70	22,159
Apple, Inc. (a)		556	123,504
Applied Materials, Inc.		167	24,235
Autodesk, Inc. (b)		71	18,588
Broadcom, Inc. (a)		945	158,221
Micron Technology, Inc.		284	24,677
Microsoft Corp.		708	265,776
NVIDIA Corp.		814	88,221
Palo Alto Networks, Inc. (b)		199	33,957
Salesforce, Inc.		421	112,980
ServiceNow, Inc. (b)		46	36,623
Texas Instruments, Inc.		71	12,759
			921,700

Materials - 1.2%
ATI, Inc. (b)		187	9,729
Linde PLC		70	32,595
			42,324

Real Estate - 0.6%
CoStar Group, Inc. (b)		277	21,947
TOTAL COMMON STOCKS (Cost $2,676,767)			3,240,777

PURCHASED OPTIONS - 6.5%(b)	Notional Amount	Contracts	Value
Over-the-Counter Put Options - 6.5%			$–
Milliman - Capital Group Growth Basket, Counterparty: Bank of America, Expiration: 05/12/2025; Exercise Price: $9,500.00 (d)(e)	$ 3,237,705	365	224,271
TOTAL PURCHASED OPTIONS (Cost $44,530)			224,271

TOTAL INVESTMENTS - 99.7% (Cost $2,721,297)			3,465,048
Other Assets in Excess of Liabilities - 0.3%			12,112
TOTAL NET ASSETS - 100.0%			$3,477,160
two			–%
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of March 31, 2025 is $187,721.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	Comprised of a proprietary basket of securities. The underlying components of the basket as of March 31, 2025 are shown below:

Security Name	Number of Shares	Notional Amount	% of Total Notional Amount
Microsoft Corp.	707	$265,439	8.20%
Alphabet, Inc. - Class C	1,287	201,146	6.21%
Amazon.com, Inc.	998	189,934	5.87%
TransDigm Group, Inc.	116	160,889	4.97%
Broadcom, Inc.	945	158,266	4.89%
Meta Platforms, Inc. - Class A	243	140,143	4.33%
Apple, Inc.	555	123,328	3.81%
Salesforce, Inc.	421	112,935	3.49%
Eli Lilly & Co.	126	104,273	3.22%
NVIDIA Corp.	820	88,868	2.74%
Abbott Laboratories	492	65,312	2.02%
Philip Morris International, Inc.	409	64,979	2.01%
Netflix, Inc.	66	61,946	1.91%
UnitedHealth Group, Inc.	111	58,235	1.80%
Thermo Fisher Scientific, Inc.	115	57,291	1.77%
Alnylam Pharmaceuticals, Inc.	197	53,290	1.65%
Copart, Inc.	941	53,254	1.64%
Vertex Pharmaceuticals, Inc.	106	51,178	1.58%
Carrier Global Corp.	744	47,198	1.46%
Ingersoll Rand, Inc.	583	46,694	1.44%
United Rentals, Inc.	69	43,390	1.34%
Uber Technologies, Inc.	587	42,787	1.32%
TopBuild Corp.	139	42,247	1.30%
General Electric Co.	208	41,642	1.29%
Costco Wholesale Corp.	43	41,009	1.27%
Insulet Corp.	139	36,614	1.13%
ServiceNow, Inc.	46	36,417	1.12%
Palo Alto Networks, Inc.	199	33,923	1.05%
Burlington Stores, Inc.	141	33,510	1.03%
Linde PLC	70	32,640	1.01%
DoorDash, Inc. - Class A	174	31,889	0.98%
Flutter Entertainment PLC	141	31,262	0.97%
Danaher Corp.	146	30,002	0.93%
Progressive Corp.	106	29,963	0.93%
Regeneron Pharmaceuticals, Inc,	44	28,040	0.87%
Molina Healthcare, Inc.	80	26,201	0.81%
MSCI, Inc	46	26,042	0.80%
Charter Communications, Inc. - Class A	70	25,779	0.80%
Dayforce, Inc.	436	25,415	0.78%
Monster Beverage Corp.	421	24,640	0.76%
Micron Technology, Inc.	283	24,574	0.76%
PNC Financial Services Group, Inc.	140	24,560	0.76%
Applied Materials, Inc.	167	24,186	0.75%
S&P Global, Inc.	47	24,094	0.74%
ANSYS, Inc.	70	22,054	0.68%
CoStar Group, Inc.	277	21,975	0.68%
Royal Caribbean Cruises Ltd.	103	21,206	0.65%
Caesars Entertainment, Inc.	842	21,055	0.65%
Blue Owl Capital, Inc. - Class A	1,022	20,471	0.63%
Howmet Aerospace, Inc.	156	20,195	0.62%
Top 50 Holdings		$2,992,380	92.42%
Other Securities		245,325	7.58%
Total Underlying Positions		$3,237,705	100.00%

Milliman - Capital Group Hedged U.S. Growth Fund
Schedule of Written Options
March 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.5)%	Notional Amount	Contracts	Value
Over-the-Counter Call Options - (0.0)% (a)
Milliman - Capital Group Growth Basket, Counterparty: Bank of America; Expiration: 05/12/2025; Exercise Price: $10,450.00 (b)	$(3,237,705)	(365)	$(369)

Over-the-Counter Put Options - (0.5)%
Milliman - Capital Group Growth Basket, Counterparty: Bank of America; Expiration: 05/12/2025; Exercise Price: $8,000.00 (b)	(3,237,705)	(365)	(17,903)
TOTAL WRITTEN OPTIONS (Premiums received $44,530)			$(18,272)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	Comprised of a proprietary basket of securities. The underlying components of the basket as of March 31, 2025 are shown in the Schedule of Investments.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Milliman - Capital Group Hedged U.S. Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$3,240,777	$–	$–	$3,240,777
Purchased Options	–	224,271	–	224,271
Total Investments	$3,240,777	$224,271	$–	$3,465,048

Liabilities:
Investments:
Written Options	$–	$(18,272)	$–	$(18,272)
Total Investments	$–	$(18,272)	$–	$(18,272)

Refer to the Schedule of Investments for further disaggregation of investment categories.